Other assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Assets
Schedule of other current assets
	Consolidated Group
	2025 A$	2024 A$
Current
Prepayments	428,712	264,413
Deposits	29,942	29,942
	458,654	294,355